FINANCIAL INSTRUMENTS - Balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Balance due from related parties	$ 22,345	$ 14,358
Solar industry entities located in PRC
Related party transactions
Balance due from related parties	$ 20,900	$ 10,710
Percentage of total due from related parties	93.30%	73.20%